American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Capital Preservation Fund II, Inc.
     1933 Act File No. 2-67189
     1940 Act File No. 811-3036

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 35, filed July 31, 1997, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at 415-967-9806.


Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator